Consolidated balance sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated balance sheets
Preferred units, units issued	0	99,870,000
Restricted units, units issued	0	31,432,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares outstanding	127,617,391	0
Treasury stock, shares	7,609	0